DEBT (Tables)	9 Months Ended
Sep. 30, 2022
DEBT
Schedule of short-term and long-term debt

	As of
	December 31,	September 30,
	2021	2022
Short-term debt:
Long-term bank borrowings, current portion	2,464	193
Short-term bank borrowings	692	1,535
Convertible senior notes, current portion	3,029	3,372
FF&E liability, current portion	47	44
Total	6,232	5,144

Long-term debt:
Long-term bank borrowings, non-current portion	211	2,332
Convertible senior notes, non-current portion	3,158	3,527
FF&E liability, non-current portion	180	217
Others	16	15
Total	3,565	6,091

Schedule of contractual maturities of the group's long-term debt

Principle Amounts
Remainder of 2022	3,547
2023	1,704
2024	3,791
2025	2,091
2026	27
Thereafter	97
Total	11,257